Income tax - Summary of Movements in Deferred Tax Balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	$ 3,707	$ 1,711
Deferred income tax liabilities	0	(4,297)
Non-deductible reserves
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,753	3,800
Recognized in profit or loss	(810)	(1,047)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	1,943	2,753
Deferred income tax assets	1,943	2,753
Deferred income tax liabilities	0	0
SR&ED investment tax credits, net of 12(1)(x)
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,011	2,364
Recognized in profit or loss	62	53
Recognized in OCI	0	0
Other	(48)	(406)
Deferred tax asset (Deferred tax liabilities) at end of period	2,025	2,011
Deferred income tax assets	2,025	2,011
Deferred income tax liabilities	0	0
Property, plant and equipment
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(1,070)	(1,474)
Recognized in profit or loss	234	404
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(836)	(1,070)
Deferred income tax assets	0	0
Deferred income tax liabilities	(836)	(1,070)
Intangible assets including goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(19,829)	(26,586)
Recognized in profit or loss	9,189	6,757
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(10,640)	(19,829)
Deferred income tax assets	0	0
Deferred income tax liabilities	(10,640)	(19,829)
Deferred development costs
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	812	(72)
Recognized in profit or loss	(2,287)	884
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(1,475)	812
Deferred income tax assets	0	812
Deferred income tax liabilities	(1,475)	0
Non-capital/Net operating losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	11,207	11,874
Recognized in profit or loss	867	(667)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	12,074	11,207
Deferred income tax assets	12,074	11,207
Deferred income tax liabilities	0	0
Right of use liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	2,087	2,896
Recognized in profit or loss	(381)	(809)
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	1,706	2,087
Deferred income tax assets	1,706	2,087
Deferred income tax liabilities	0	0
Right of use assets & other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(1,831)	(2,605)
Recognized in profit or loss	370	774
Recognized in OCI	0	0
Other	0	0
Deferred tax asset (Deferred tax liabilities) at end of period	(1,461)	(1,831)
Deferred income tax assets	0	0
Deferred income tax liabilities	(1,461)	(1,831)
Share issuance cost
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	0	227
Recognized in profit or loss		(227)
Recognized in OCI		0
Other		0
Deferred tax asset (Deferred tax liabilities) at end of period		0
Deferred income tax assets		0
Deferred income tax liabilities		0
US R&D Investment Tax Credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	0
Recognized in profit or loss	0
Recognized in OCI	0
Other	254
Deferred tax asset (Deferred tax liabilities) at end of period	254	0
Deferred income tax assets	254
Deferred income tax liabilities	0
163J interest
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	1,498	2,434
Recognized in profit or loss	(1,226)	(936)
Recognized in OCI	0	0
Other	0
Deferred tax asset (Deferred tax liabilities) at end of period	272	1,498
Deferred income tax assets	272	1,498
Deferred income tax liabilities	0	0
Interest Swap
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(224)	(418)
Recognized in profit or loss	0	0
Recognized in OCI	58	190
Other	12	4
Deferred tax asset (Deferred tax liabilities) at end of period	(154)	(224)
Deferred income tax assets	0	0
Deferred income tax liabilities	(154)	(224)
Tax assets (liabilities) before set-off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred tax asset (Deferred tax liabilities) at beginning of period	(2,586)	(7,560)
Recognized in profit or loss	6,018	5,186
Recognized in OCI	58	190
Other	218	(402)
Deferred tax asset (Deferred tax liabilities) at end of period	3,708	(2,586)
Deferred income tax assets	18,274	20,368
Deferred income tax liabilities	(14,566)	(22,954)
Set-off of tax
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax assets	14,567	18,657
Deferred income tax liabilities	$ (14,566)	$ (18,657)